Other Income (Tables)	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	For the fiscal year ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Bank interest income	4	8	2
Sundry income	8	5	4
Government grants – Employment Support Scheme	-	-	832
	12	13	838